PROPERTY, PLANT & EQUIPMENT - Disclosure of additions and other items in net book value of property, plant & equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Beginning balance	$ 742,619	$ 758,006
Other items:
Right of use assets	4,418	3,927
Rehabilitation costs asset	12,087	12,906
Disposals	(1,556)	(818)
Foreign exchange translation	(810)	(3,471)
Depletion and amortization	(79,123)	(103,469)
Ending balance	837,839	742,619
Gibraltar Mines [Member]
Disclosure of subsidiaries [line items]
Beginning balance	504,995
Additions:
Capitalized stripping costs	69,228	30,918
Capital expenditures	29,251	23,057
Other items:
Rehabilitation costs asset	12,087
Foreign exchange translation	0
Depletion and amortization	(78,722)
Ending balance	539,641	504,995
Florence Copper [Member]
Disclosure of subsidiaries [line items]
Beginning balance	203,079
Additions:
Development costs	58,667	18,059
Other items:
Rehabilitation costs asset	0
Foreign exchange translation	(810)
Depletion and amortization	(14)
Ending balance	260,934	203,079
Yellowhead [Member]
Disclosure of subsidiaries [line items]
Beginning balance	18,649
Additions:
Development costs	2,603	2,409
Other items:
Rehabilitation costs asset	0
Foreign exchange translation	0
Depletion and amortization	0
Ending balance	21,252	18,649
Aley [Member]
Disclosure of subsidiaries [line items]
Beginning balance	13,861
Additions:
Development costs	455	1,095
Other items:
Rehabilitation costs asset	0
Foreign exchange translation	0
Depletion and amortization	0
Ending balance	$ 14,316	$ 13,861